Metropolitan West Investment Grade Credit Fund
Metropolitan West Investment Grade Credit Fund
Investment Objective
The Investment Grade Credit Fund seeks to maximize long-term total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay additional fees to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Metropolitan West Investment Grade Credit Fund - USD ($)	M Class	I Class
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Metropolitan West Investment Grade Credit Fund		M Class	I Class
Management Fees		0.35%	0.35%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	4.61%	4.61%
Total Annual Fund Operating Expenses		5.21%	4.96%
Fee Waiver and/or Expense Reimbursement	[2]	(4.51%)	(4.47%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.70%	0.49%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	Metropolitan West Asset Management, LLC (the "Adviser") has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years, provided that the recoupment does not cause the Fund's annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2019. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2019). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Metropolitan West Investment Grade Credit Fund - USD ($)	1 Year	3 Years
Class M	72	1,156
Class I	50	1,087

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not been in operation for a full fiscal year, no portfolio turnover figures are available.
Principal Investment Strategies
The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of fixed income sectors. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains.

The Fund will invest at least 90% of its net assets in investment grade fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to surpass its limit on investments in securities rated below investment grade.

The Fund will invest at least 80% of its net assets, which includes borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. The Adviser will focus the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that offer attractive prospective risk-adjusted returns compared to other segments of the bond market.

The portfolio management team expects to evaluate each investment idea based on the team’s view of its potential total return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser expects to allocate the Fund’s assets in response to changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is expected to be primarily driven by the Adviser’s assessment of relative value offered by each sector and security, respectively.

The Adviser will seek to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the portfolio overall. In managing portfolio risk, the Adviser will take into consideration its view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.

The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund does not have a duration target. However, under normal conditions, the average portfolio duration will vary from two to eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.

Investments in the Fund include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non-U.S. money-market securities, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

The Fund may invest in derivative instruments, primarily futures and forward contracts, options, currency futures, and swap agreements (typically interest- and index-linked swaps, total return swaps and credit default swaps). Derivatives will be used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions.

Under normal circumstances, the majority of the Fund’s investments will be denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but will be under no obligation to do so under any circumstances.

The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  Market Risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  Extension/Interest Rate Risk: the risk that certain obligations will be paid off by the obligor more slowly than anticipated during periods of rising interest rates, and that as a result debt securities may exhibit additional volatility and may decline in value because of changes in interest rates.
  Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  Credit Risk: the risk that an issuer will default in the payment of principal and/or interest on a security and the risk that a security’s value may decline for reasons directly related to the issuer, such as management performance, financial leverage and condition of the business.
  Foreign Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
  Foreign Investing Risk: the risk that the value of the Fund’s foreign investments will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries where the Fund invests or has exposure.
  Emerging Markets Risk: the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries, and the risk that emerging market debt may also be of lower credit quality and subject to greater risk of default.
  Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.
  Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
  Loan Risks: commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value, have wide bid-ask spreads and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In addition, unlike stocks and bonds, loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.
  Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  Swap Agreements Risk: the risk of using swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.
  Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.
  Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Although the Fund is normally able to sell loans within seven days, a substantial portion of the loans held by the Fund will also experience delayed settlement beyond that period, which can impair the ability of the Fund to pay redemptions or to re-invest proceeds, or may require the Fund to borrow to meet redemptions. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.
  Asset-Backed and Mortgage-Backed Securities Investment Risk: the risk that the impairment of the value of the collateral underlying the security in which the Fund invests, such as non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.
  Prepayment Risk of Asset-Backed and Mortgage-Backed Securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
  Extension Risk of Asset-Backed and Mortgage-Backed Securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.
  Equities Risk: the risk that equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.
  Non-U.S. Money-Market Securities Risk: money-market securities are generally subject to credit risk, which is the risk that an issuer will default in the payment of principal and/or interest on a security, and the risk that a security’s value may decline for reasons directly related to the issuer, such as management performance, financial leverage and condition of the business. Foreign money-market securities are additionally subject to currency risk, in that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in such securities, and they may have less liquidity than similar U.S. securities.
  Municipal Securities Risk: the risk that issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.
  Short Sales Risk: short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.
  Securities Selection Risk: the risk that the securities held by the Fund may underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.
  Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
Investment results are not available because the Fund has not been operational for at least one calendar year. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.